Future Policy Benefits and Claims - Discounting Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of liabilities for unpaid claims	$ 1,263.4
Aggregate amount of discount	$ 215.0
Short-Duration Insurance Contract, Discounted Liability, Interest Accretion, Statement of Financial Position [Extensible Enumeration]	Policyholder Benefits and Claims Incurred, Net	Policyholder Benefits and Claims Incurred, Net	Policyholder Benefits and Claims Incurred, Net
Long-Term Disability/Group Life Waiver
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of liabilities for unpaid claims	$ 1,082.6	$ 1,076.2
Aggregate amount of discount	215.0	209.4
Interest accretion	$ 34.7	$ 33.0	$ 33.8
Long-Term Disability/Group Life Waiver | Minimum
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Discount rate	2.80%	2.80%
Long-Term Disability/Group Life Waiver | Maximum
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Discount rate	7.00%	7.00%
Dental/Vision/Short-Term Disability/Critical Illness/Accident/Hospital Indemnity/PFML [Member]
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of liabilities for unpaid claims	$ 83.7	$ 79.7
Group Life
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of liabilities for unpaid claims	$ 97.1	$ 73.6